Accrued Expenses and Other Liabilities (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Accrued Expenses and Other Liabilities [Abstract]
Schedule of accrued expenses and other liabilities
	December 31, 2022	June 30, 2022
Accrued payroll and welfare	$3,105,643	$3,713,311
VAT and other taxes payable	862,267	512,917
Accrued expenses	598,140	372,790
	$4,566,050	$4,599,018

	As of June 30,
	2022	2021
Accrued payroll and welfare	$3,713,311	$3,275,364
Accrued professional fees	—	926,362
VAT and other taxes payable	512,917	540,571
Accrued expenses	372,790	109,929
	$4,599,018	$4,852,226